Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Summary of Property Plant and Equipment	Details of property and equipment as of December 31, 2022 and 2021 are as follows:

	December 31, 2022
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 6,381	₩ (5,268)	₩ 1,113
Furniture and fixture	1,787	(1,449)	338
Vehicle	9	(5)	4
Leasehold improvements	2,084	(1,357)	727
Right-of-use assets	16,197	(10,239)	5,958
Total	₩ 26,458	₩ (18,318)	₩ 8,140

	December 31, 2021
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 6,654	₩ (5,199)	₩ 1,455
Furniture and fixture	1,793	(1,413)	380
Vehicle	9	(3)	6
Leasehold improvements	1,935	(1,178)	757
Right-of-use assets	15,861	(7,121)	8,740
Total	₩ 26,252	₩ (14,914)	₩ 11,338

Summary of Changes in Property and Equipment	Changes in property and equipment for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,455	₩ 380	₩ —	₩ 6	₩ 757	₩ 8,740	₩ 11,338
Lease	—	—	—	—	—	(64)	(64)
Acquisitions/Capital expenditure	307	181	—	—	252	1,209	1,949
Depreciation	(657)	(222)	—	(2)	(266)	(3,998)	(5,145)
Disposals/Disposition/Removals	(1)	(2)	—	—	(10)	(45)	(58)
Reclassification	(6)	6	—	—	—	—	—
Foreign exchange differences	15	(5)	—	—	(6)	116	120
Ending balance	₩ 1,113	₩ 338	₩ —	₩ 4	₩ 727	₩ 5,958	₩ 8,140

	2021
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,380	₩ 310	₩ 128	₩ 8	₩ 132	₩ 5,737	₩ 7,695
Acquisitions/Capital expenditure	712	322	—	—	753	6,319	8,106
Depreciation	(648)	(249)	—	(2)	(223)	(3,448)	(4,570)
Disposals/Disposition/Removals	(15)	(3)	—	—	(44)	(63)	(125)
Reclassification	—	—	(128)	—	128	—	—
Foreign exchange differences	26	—	—	—	11	195	232
Ending balance	₩ 1,455	₩ 380	₩ —	₩ 6	₩ 757	₩ 8,740	₩ 11,338

	2020
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of-use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,057	₩ 443	₩ —	₩ —	₩ 217	₩ 4,946	₩ 6,663
Acquisitions/Capital expenditure	850	81	128	9	3	3,784	4,855
Depreciation	(529)	(213)	—	(1)	(83)	(2,957)	(3,783)
Disposals	(1)	(1)	—	—	(2)	(13)	(17)
Foreign exchange differences	3	—	—	—	(3)	(23)	(23)
Ending balance	₩ 1,380	₩ 310	₩ 128	₩ 8	₩ 132	₩ 5,737	₩ 7,695

Summary of Classification Depreciation Expenses in Statements of Comprehensive Income	Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	(In millions of Korean won)
Cost of revenues	₩ 2,028	₩ 2,102	₩ 2,123
Selling, general and administrative expenses	2,976	2,167	1,424
Research and development	141	301	236
Total	₩ 5,145	₩ 4,570	₩ 3,783